Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-42261
Entity Registrant Name	Safe Pro Group Inc.
Entity Central Index Key	0002011208
Entity Tax Identification Number	87-4227079
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	18305 Biscayne Blvd.
Entity Address, Address Line Two	Suite 222
Entity Address, City or Town	Aventura
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33160
City Area Code	(786)
Local Phone Number	409-4030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	SPAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false